Shareholder Fees - FidelitySustainableTargetDateFunds-ComboRetailPro	May 30, 2024 USD ($)
FidelitySustainableTargetDateFunds-ComboRetailPro | Fidelity Sustainable Target Date 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none